Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Flame Acquisition Corp [Member]
Related Party Transaction [Line Items]
Schedule Of Fair Value Of Debt Instrument
The following tables present the balances of the convertible promissory notes – related parties, at fair value and the promissory notes to related parties as of the respective period ends:

	Principal Value $Amount	Fair Value
		December 31, 2023	December 31, 2022
Convertible notes - related parties, at fair value
First Working Capital Loan	$365,000	$704,450	$343,034
Second Working Capital Loan	800,000	1,544,000	751,856
Third Working Capital Loan	335,000	646,550	314,840
Q3 2022 Promissory Note	170,000	328,100	—
Q4 2022 Promissory Note	200,000	386,000	—
Q1 2023 Promissory Note	356,370	687,794	—
First Q2 2023 Promissory Note	395,000	762,350	—
Fourth Q2 2023 Promissory Note	50,000	96,500	—
First Q3 2023 Promissory Note	635,000	1,225,550	—

Total	$3,306,370	$6,381,294	$1,409,730

Promissory notes to related parties
Q3 2022 Promissory Note	$—	$—	$170,000
Q4 2022 Promissory Note	—	—	200,000
Q1 2023 Promissory Note	178,630	178,630	—
Second Q2 2023 Promissory Note	355,000	355,000	—
Third Q2 2023 Promissory Note	100,000	100,000	—
Second Q3 2023 Promissory Note	495,000	495,000	—

Total	$1,128,630	$1,128,630	$370,000